Significant Accounting Policies - Selling and marketing expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Advertising expenses	¥ 967.4	¥ 782.6	¥ 311.0